Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues
Note 16. Revenues
Disaggregation of Revenues
The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2022	2021	2020
EMEA	$92,749	$88,441	$65,807
America	141,920	126,929	100,835
APAC	35,982	30,876	28,271
Total	$270,651	$246,246	$194,913

Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	December 31, 2022	December 31, 2021
Contract liabilities, current	$152,709	$122,983
Contract liabilities, non-current	42,173	36,426

Contract assets consist of unbilled accounts receivable, which occur when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The increase in contract balances is consistent with the increase in the overall operation of the Company.
Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $159,409 and $138,982 of deferred revenue as of December 31, 2021 and December 31, 2020, respectively, the Company recognized $104,868 and $97,823 as revenue during the year ended December 31, 2022 and 2021, respectively.

Remaining Performance Obligations
The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of December 31, 2022 and December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was $276,409 and $231,666 respectively, which consists of both billed consideration in the amount of $194,882 and $159,409 respectively, and unbilled consideration in the amount of $81,527 and $72,257 respectively, that the Company expects to recognize as revenue. As of December 31, 2022, the Company expects to recognize the majority of its remaining performance obligations as revenue in the year ended December 31, 2023.